Stock-Based Compensation - Schedule of Weighted-Average Assumptions Used to Determine Fair Value of Options (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Expected term (years)	6 years 6 months	6 years 6 months	6 years 6 months
Risk free interest rate	2.54%	2.75%	2.26%
Volatility factor	37.73%	43.74%	47.39%
Dividend yield	0.00%	0.00%	0.00%